Document And Entity Information	Mar. 23, 2026
Document Information Line Items
Entity Central Index Key	0002097702
Document Type	F-4
Entity Registrant Name	GOWELL ENERGY TECHNOLOGY
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 BULIM LANE 2 #04-51/54
Entity Address, Postal Zip Code	648110
Entity Address, City or Town	Singapore
Entity Address, Country	SG
City Area Code	(713)
Local Phone Number	909-2555
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	5050 Westway Park Blvd
Entity Address, Postal Zip Code	77041
Entity Address, City or Town	Houston
City Area Code	(713)
Local Phone Number	909-2555
Contact Personnel Name	GOWell International LLC
Entity Address, Address Line Two	Ste. 100